Unaudited Interim Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2016	Dec. 31, 2015
Class of Stock [Line Items]
Ordinary shares par value	$ 0.001	$ 0.001
Ordinary shares authorized	200,000,000	200,000,000
Ordinary shares issued	83,561,811	83,486,194
Ordinary shares outstanding	83,561,811	83,486,194
Preference shares par value	$ 0.01	$ 0.01
Preference shares authorized	20,000,000	20,000,000
Treasury shares	101,271	0
Treasury stock par value per share	$ 0.001
Series B cumulative redeemable perpetual preferred shares
Class of Stock [Line Items]
Preference shares issued	1,524,731	1,569,526
Preference shares outstanding	1,524,731	1,569,526
Series C cumulative redeemable perpetual preferred shares
Class of Stock [Line Items]
Preference shares issued	2,300,000	2,300,000
Preference shares outstanding	2,300,000	2,300,000
Series D cumulative redeemable perpetual preferred shares
Class of Stock [Line Items]
Preference shares issued	3,200,000	3,200,000
Preference shares outstanding	3,200,000	3,200,000